Note 15 - Lease Liabilities and Other Loans - Changes in Liabilities Arising from Financing Activities (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Beginning balance		$ 8,973	$ 56,975
Net cash flows		(5,617)	(47,506)
New and modified leases		2,692	1,100
Other changes (1)	[1]	(23)	(1,596)
Change in credit facility		7,483
Ending balance		13,508	8,973
Non-current lease liabilities [member]
Statement Line Items [Line Items]
Beginning balance		3,094	7,378
Net cash flows		(1,836)	(3,782)
New and modified leases		667	236
Other changes (1)	[1]	0	(738)
Change in credit facility		0
Ending balance		1,925	3,094
Non-current interest bearing loans [member]
Statement Line Items [Line Items]
Beginning balance		490	736
Net cash flows		(33)	(246)
New and modified leases		0	0
Other changes (1)	[1]	(301)	0
Change in credit facility		0
Ending balance		155	490
Current lease liabilities [member]
Statement Line Items [Line Items]
Beginning balance		4,707	4,625
Net cash flows		(3,283)	(420)
New and modified leases		2,025	864
Other changes (1)	[1]	0	(362)
Change in credit facility		0
Ending balance		3,449	4,707
Current interest bearing loans [member]
Statement Line Items [Line Items]
Beginning balance		311	43,369
Net cash flows		(311)	(43,058)
New and modified leases		0	0
Other changes (1)	[1]	301	0
Change in credit facility		7,483
Ending balance		7,784	311
Other current loans [member]
Statement Line Items [Line Items]
Beginning balance		371	867
Net cash flows		(154)	0
New and modified leases		0	0
Other changes (1)	[1]	(23)	(496)
Change in credit facility		0
Ending balance		$ 194	$ 371

[1]	"Other changes" includes the effect of reclassification of the non-current portion of liabilities to current due to the passage of time and the effect of accrued but not yet paid interest on interest-bearing loans and borrowings, including lease liabilities.